Financial Instrument Risk - Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ 29,951	£ 66,635
Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	158,236	117,306
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	188,187	183,941
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	59,688	103,601
GBP | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	41,448	30,012
GBP | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	101,136	133,613
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	16,536	7,099
EUR | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	9,641	7,703
EUR | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	26,177	14,802
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	22,709	15,175
USD | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15,666	5,885
USD | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	38,375	21,060
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(48,440)	(32,409)
RON | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	53,533	37,733
RON | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,093	5,324
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(20,542)	(26,941)
Others | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	37,948	36,083
Others | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 17,406	£ 9,142